Acquisition of Vidello	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Vidello

4. Acquisition of Vidello

On January 31, 2025, the Company closed a previously announced merger with Vidello Limited (“Vidello”), a private limited company registered in England and Wales (the “Vidello Merger”), pursuant to a Merger Agreement (the “Vidello Merger Agreement”), dated December 19, 2024, by and among Vidello, and certain shareholders of Vidello (the “Vidello Shareholders”). At the closing, Vidello Shareholders transferred all the outstanding shares of Vidello to the Company, and Vidello became a direct and wholly owned subsidiary of the Company. At the closing, the Company paid to the Vidello Shareholders, $2,745,031 in cash (the “Vidello Cash Consideration”), whereby $2,500,000 are withheld for indemnification expenses and other holdback provisions in accordance with the Vidello Merger Agreement, and issued 89,820 shares of Class A Common Stock (the “Share Consideration”, together with the Cash Consideration, the “Vidello Closing Consideration”). The Company’s primary reason for acquiring Vidello was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities. Vidello is a video hosting and marketing platform designed to help businesses manage, customize, and optimize their video content.

With respect to the holdback amount, this consists of three distinct components, being (1) the withholding of $1,000,000 as security for the obligations of Company Shareholders for a period of twelve months (the “Indemnification Holdback Amount”), (2) the withholding of $500,000 as security for the obligations of Company Shareholders to cooperate with best efforts and in good faith with to complete the transition, integration and related matters of Vidello’s business with Banzai, including, but not limited to (a) the transition of data of Vidello managed and/or held by Vidello to Banzai, (b) certain services relating to the continued operations of Vidello, and (c) the training of certain employees of Banzai regarding the operations of Vidello including any proprietary business processes and trade secrets following the Closing, during the six months following the Closing (the “Transition Holdback Period”), and (3) the withholding of $1,000,000 subject to certain revenue related conditions being met during the 180 day period following the Closing (the “Revenue Holdback Amount” and together with the Indemnification Holdback Amount and the Transition Holdback Amount, the “Holdback Amount”).

As of September 30, 2025, the Company recognized $485,720 of expense after foreign currency translation in the Condensed Consolidated Statements of Operations related to the Transition Holdback Amount in the line Vidello earnout expense. As of September 30, 2025, the Company had paid the contractual amount of $500,000 to the Vidello Shareholders for the Transition Holdback Period.

As of September 30, 2025, the 180 day measurement period for the Revenue Holdback had lapsed and the revenue conditions as defined in the Vidello Merger Agreement had not been met. As such the Company recognized a gain on the extinguishment of Vidello revenue holdback of $973,000 for the three and nine months ended September 30, 2025.

In connection with and as a condition of closing pursuant to the Vidello Merger Agreement, the Company executed and delivered to each Vidello Shareholder a lock-up agreement (the “Vidello Lock-Up Agreement”), pursuant to which, the shareholders of Class A Common Stock and any other securities convertible or exercisable into the shares of Class A Common Stock beneficially owned by them, during the 180-day period following the closing of the Vidello Merger, cannot complete any Prohibited Transfer (as defined in the Vidello Merger Agreement).

Immediately prior to the closing of the Vidello Merger, the directors, and officers of Vidello tendered their resignation, effective at the closing. Pursuant to the Vidello Merger Agreement, the CEO of the Company shall be the sole member of the board of directors of Vidello effective upon the closing of the Vidello Merger.

The Company incurred transaction costs of approximately $730,000 which are included in the Company’s condensed consolidated statement of operations.

The Vidello Merger was accounted for as a business combination under the acquisition method pursuant to Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), with the Company as the accounting acquirer. Under the acquisition method, the total purchase price of the acquisition is allocated to the net identifiable tangible and intangible assets acquired and liabilities assumed based on the fair values as of the acquisition date. The preliminary fair value of the consideration transferred totaled $6,267,747 summarized as follows:

Amount
Cash paid at closing	$2,745,031
Common stock issued to Vidello Stockholders	1,661,677
Fair value of Holdback Amount	1,861,039
Total consideration paid	$6,267,747

The Company made a provisional allocation of the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the Vidello Merger:

Assets acquired:
Cash and cash equivalents	$67,551
Property and equipment, net	9,375
Intangible Assets - Vidello - Customer relationships	551,000
Intangible Assets - Vidello - Trade name	736,000
Intangible Assets - Vidello - Developed Technology	4,010,000
Total assets	$5,373,926
Liabilities assumed:
Accounts payable	705
Accrued expenses and other current liabilities	15,377
Unearned revenue, current	447,966
Deferred tax liability	1,324,250
Taxes payable	337,127
Total liabilities	$2,125,425
Total identifiable net assets	3,248,501
Goodwill recorded:
Goodwill	3,019,246
Total consideration	$6,267,747

Goodwill recognized is not expected to be deductible for tax purposes. We believe that in this acquisition goodwill represents the value of Vidello’s existing products, combined with the added business synergies of integrating with the existing Banzai products and customer base.

As of the date these condensed consolidated financial statements were issued, the purchase accounting related to this acquisition was incomplete as certain working capital balances were subject to potential change. The Company has reflected the provisional amounts in these condensed consolidated financial statements. As such, the above balances may be adjusted in a future period, not to exceed one (1) year from the acquisition date pursuant to ASC 805, as the Company finalizes and/or updates for any identified working capital adjustments, which may be material to the consolidated financial statements.

All intangible assets acquired are subject to amortization and their associated estimated acquisition date fair values are as follows:

	Estimated	Acquisition Date
Intangible Assets	Useful Life	Fair Value
Vidello - Customer Relationships	6 years	551,000
Vidello - Trade name	10 years	736,000
Vidello - Technology	7 - 8 years	4,010,000

Net income in the Condensed Consolidated Statement of Operations for the three and nine months ended September 30, 2025 includes net loss of approximately $723 thousand and net income of $239 thousand , respectively, of Vidello from the date of acquisition to September 30, 2025.

Pro forma disclosure for the Vidello acquisition

The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger with Vidello had taken place on January 1, 2024. The pro forma results presented are the result of combining the revenues and earnings of the Company with the revenues and earnings of Vidello. The Company did not have any material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue.

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the nine Months Ended September 30,
	2025	2024
Revenue	$9,581,008	$8,707,071
Cost of revenue	1,870,380	1,741,544
Operating expenses	21,921,778	14,947,197
Total other expenses (income), net	3,169,640	14,106,361
Loss before income taxes attributable to common stockholders	$(17,380,790)	$(22,088,031)

5. Acquisition of OpenReel

On December 18, 2024, the Company closed a previously announced merger (the “OpenReel Merger”, the consummation of the Merger, the “OpenReel Closing”) with ClearDoc, Inc., a Delaware corporation doing business as OpenReel (“OpenReel”). OpenReel is a remote video capture technology provider that provides subscription-based software as a service (“SaaS”) offerings to enterprise, media, entertainment and agency teams to remotely control, direct, script, film, and collaborate on high definition video projects from a mobile device or webcam. The merger became effective pursuant to an Agreement and Plan of Merger (the “OpenReel Merger Agreement”) dated December 10, 2024, by and among the Company, OpenReel, certain stockholders of OpenReel (the “OpenReel Stockholders”), and Banzai Reel Acquisition, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“OpenReel Merger Sub”) which was formed solely for the purpose of consummating the OpenReel Merger. Upon the OpenReel Closing, the OpenReel Merger Sub merged with and into OpenReel, with OpenReel being the surviving entity thereafter as a direct and wholly owned subsidiary of the Company named “OpenReel, Inc.”. The OpenReel Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. The Company’s primary reason for acquiring OpenReel was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities.

At the effective time of the OpenReel Merger (the “OpenReel Effective Time”), each share of capital stock of OpenReel issued and outstanding immediately prior to the OpenReel Effective Time, was converted into the right to receive Company Class A Common Stock, par value $0.0001 per share, and pre-funded warrants, each exercisable for one (1) share of Company Class A Common Stock at an exercise price of $0.0001 (the “Pre-Funded Warrants”), issued in lieu thereof, in an amount equal to the quotient of $19,600,000 divided by the Conversion Price (the “Conversion Price” defined as the 10-day VWAP (“volume weighted average price”), provided that in no event shall the Conversion Price be less than $15.00 or more than $22.50 Adjust) (the “OpenReel Merger Consideration).

The OpenReel Merger Consideration consisted of an aggregate of 93,056 shares of Company Class A Common Stock, 1,176,950 Pre-Funded Warrants, and in connection with and as a condition to closing under the OpenReel Merger, the issuance of one (1) share of series FE preferred stock, par value $0.0001 per share (the “Series FE Preferred Stock”) to one of the OpenReel Stockholders, FE IV OR Aggregator, LLC. The Pre-Funded Warrants are exercisable immediately upon issuance and terminate when the Pre-Funded Warrants are exercised in full. The Series FE Preferred Stock has a two (2) year term and from the issue date to the second anniversary of the issue date, the holder is granted the right upon a subsequent financing resulting in the issuance of new securities by the Company, to participate on a pro-rata basis in such subsequent financing up to the holder’s fully-diluted ownership percentage of the Company. Upon the two-year anniversary of the issue date of the Series FE Preferred Stock, the Series FE Preferred Stock will automatically be canceled and return to the status of authorized but unissued. The Series FE Preferred Stock does not participate in dividends of the Company, is not convertible into any other class of equity securities of the Company, has no voting rights with the Common Stock or other equity securities of the Company, and is not redeemable.

As discussed above, on December 18, 2024, the Company issued 1,176,950 Pre-Funded Warrants and 1 share of Series FE Preferred Stock, which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815. As such these were classified in stockholder’s equity. The measurement of fair value of the Pre-Funded Warrants were determined as the intrinsic value calculated as the common stock price on the issuance date minus the exercise price. The relative fair value of these Pre-Funded Warrants, net of issuance costs, on date of issuance was estimated to be approximately $19,300,805 and is reflected within additional paid-in capital. The measurement of fair value of the Series FE Preferred Stock was determined based on the common stock price on the issuance date, and the relative fair value of the Series FE Preferred Stock was determined to be $0 on the acquisition date based on the terms of the Preferred Stock, as described above.

The Company incurred transaction costs of $209,085 which are included in the Company’s consolidated statement of operations.

The OpenReel Merger was accounted for as a business combination under the acquisition method pursuant to Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), with the Company as the accounting acquirer. Under the acquisition method, the total purchase price of the acquisition is allocated to the net identifiable tangible and intangible assets acquired and liabilities assumed based on the fair values as of the acquisition date. The preliminary fair value of the consideration transferred totaled $20,826,920 summarized as follows:

Common stock issued to OpenReel Stockholders	$1,526,115
Pre-Funded warrants issued to OpenReel Stockholders	19,300,805
Preferred Stock issued to OpenReel Stockholder	—
Total consideration paid	$20,826,920

The Company made a provisional allocation of the purchase price of the OpenReel Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the OpenReel Merger:

Assets acquired:
Cash and cash equivalents	$82,219
Accounts receivable, net	865,562
Prepaid expense and other current assets	103,343
Property and equipment, net	3,607
Intangible Assets - OpenReel - Customer relationships	588,710
Intangible Assets - OpenReel - Trade name	899,600
Intangible Assets - OpenReel - Technology	2,415,010
Total assets	$4,958,051
Liabilities assumed:
Accounts payable	330,602
Accrued payroll	120,408
Unearned revenue, current	2,726,846
Accrued expenses and other current liabilities	222,581
Unearned revenue, non-current	107,070
Due to Parent	150,033
Total liabilities	$3,657,540
Total identifiable net assets	1,300,511
Goodwill recorded:
Goodwill	19,526,409
Total consideration	$20,826,920

Goodwill recognized is not expected to be deductible for tax purposes. We believe that in this acquisition goodwill represents the value of OpenReel’s existing products and customers, combined with the added business synergies of integrating with the existing Banzai products and customer base.

As of the date these consolidated financial statements were issued, the purchase accounting related to this acquisition was incomplete as the valuation of certain items, for example, certain working capital balances, were not yet finalized. The Company has reflected the provisional amounts in these consolidated financial statements. As such, the above balances may be adjusted in a future period, not to exceed one (1) year from the acquisition date pursuant to ASC 805, as the valuation is finalized and these adjustments may be material to the consolidated financial statements.

All intangible assets acquired are subject to amortization and their associated estimated acquisition date fair values are as follows:

	Estimated	Acquisition Date
Intangible Assets	Useful Life	Fair Value
OpenReel - Customer Relationships	7 years	588,710
OpenReel - Trade name	15 years	899,600
OpenReel - Technology	6 years	2,415,010

Net income in the Consolidated Statement of Operations for the twelve months ended December 31, 2024 includes net income of OpenReel from the date of acquisition to December 31, 2024 of approximately $32 thousand.

Pro forma disclosure for the OpenReel acquisition

The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger with OpenReel had taken place on January 1, 2023. The pro forma results presented are the result of combining the revenues and earnings of the Company with the revenues and earnings of OpenReel. The Company did not have any material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue.

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the Years Ended December 31,
	2024	2023
Revenue	$10,604,538	$12,081,328
Cost of revenue	2,254,010	2,519,147
Operating expenses	21,778,659	20,544,964
Total other expenses (income), net	18,061,763	4,662,025
Loss before income taxes attributable to common stockholders	$(31,489,894)	$(15,644,808)